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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 1999

Check here if Amendment [_]; Amendment Number: ________

         This Amendment (Check only one.): [_] is a restatement.
                                           [_] adds new holdings entries.

Institutional Investment Manger Filing this Report:

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
                    Name:    Trent Capital Management, Inc.
                             -------------------------
                    Address: 3150 North Elm Street
                             -------------------------
                             Suite 204
                             -------------------------
                             Greensboro, NC 27408
                             -------------------------

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that al required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

                         Name:. David Labiak
                                -----------------------
                         Title: Chief Financial Officer
                                -----------------------
                         Phone: (336) 282-9302
                                -----------------------

Signature, Place, and Date of Signing:

                              Greensboro, North
    /s/  David Labiak              Carolina                May 12, 2004
    -----------------              --------                ------------
       [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

      Number of Other Included                    None
        Managers:............................ ---------------

      Form 13F Information Table Entry Total:      60
                                              ---------------

      Form 13F Information Table Value Total:    161,346
                                              ---------------
                                                 (thousands)

List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None

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
                                                                                   Voting Authority
                   Title of           Value in                Investment  Other   -------------------
Name of Issuer      Class     CUSIP   (x$1000) Shares  SH/PRN Discretion Managers  Sole   Shared None
--------------     -------- --------- -------- ------- ------ ---------- -------- ------- ------ ----
Alliance Capital..   COM    01855A101   1,448   48,366   SH      Sole              48,366
Alpha Industries..   COM    020753109     258    4,500   SH      Sole               4,500
American Express..   COM    025816109   9,847   59,231   SH      Sole              59,231
American Home
  Prods...........   COM    026609107   2,564   65,006   SH      Sole              65,006
AMFM..............   COM    001693100   4,063   51,921   SH      Sole              51,921
Bank of America...   COM    060505104     208    4,143   SH      Sole               4,143
Bank One..........   COM    06423A103     502   15,655   SH      Sole              15,655
Bristol-Myers
  Squibb..........   COM    110122108     357    5,555   SH      Sole               5,555
Central Parking...   COM    154785109   3,327  173,968   SH      Sole             173,968
Citrix Systems....   COM    177376100   4,591   37,328   SH      Sole              37,328
Claire's Stores...   COM    179584107   2,110   94,319   SH      Sole              94,319
Clearnet Comm.....   COM    184902104     401   11,655   SH      Sole              11,655
Conexant Systems..   COM    207142100   1,128   17,000   SH      Sole              17,000
Crane.............   COM    224399105     230   11,565   SH      Sole              11,565
Crown Cork & Seal.   COM    228255105   2,055   91,828   SH      Sole              91,828
Dionex............   COM    254546104     425   10,330   SH      Sole              10,330
Dollar General....   COM    256669102   3,666  161,156   SH      Sole             161,156
Equifax...........   COM    294429105   1,275   54,095   SH      Sole              54,095
Ericsson Comm.....   COM    294821608     247    3,768   SH      Sole               3,768
Fannie Mae........   COM    313586109   1,199   19,205   SH      Sole              19,205
First Union.......   COM    337358105     205    6,250   SH      Sole               6,250
Flycast Comm......   COM    344067103  10,195   78,458   SH      Sole              78,458
Freddie Mac.......   COM    313400301   1,513   32,142   SH      Sole              32,142
Gartner Group.....   COM    366651107   3,024  198,319   SH      Sole             198,319
Gillette..........   COM    375766102   3,104   75,358   SH      Sole              75,358
Global Telesystems   COM    37936U104     727   21,000   SH      Sole              21,000
Go.com............   COM     25468720   1,031   43,314   SH      Sole              43,314
H.J. Heinz........   COM    423074103     709   17,801   SH      Sole              17,801
Harley-Davidson...   COM    412822108     586    9,155   SH      Sole               9,155
Hewlett-Packard...   COM    428236103   3,270   28,701   SH      Sole              28,701
Intel.............   COM    458140100     452    5,495   SH      Sole               5,495

                                      3

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
                                                                                        Voting Authority
                        Title of           Value in                Investment  Other   -------------------
Name of Issuer           Class     CUSIP   (x$1000) Shares  SH/PRN Discretion Managers  Sole   Shared None
--------------          -------- --------- -------- ------- ------ ---------- -------- ------- ------ ----
Interpublic Group......   COM    460690100     428    7,420   SH      Sole               7,420
Johnson & Johnson......   COM    478160104   1,984   21,302   SH      Sole              21,302
Lockheed Martin........   COM    539830109   1,943   88,837   SH      Sole              88,837
Mattel.................   COM    577081102   3,679  280,316   SH      Sole             280,316
Michaels Stores........   COM    594087108   1,748   61,322   SH      Sole              61,322
Millicom Int'l Cellular   COM    L6388F110     343    5,500   SH      Sole               5,500
Motorola...............   COM    620076109     202    1,374   SH      Sole               1,374
Newell Rubbermaid......   COM    651229106   2,222   76,616   SH      Sole              76,616
Nike...................   COM    654106103   2,730   55,088   SH      Sole              55,088
Oakwood Homes..........   COM    674098108     733  230,063   SH      Sole             230,063
Owens-Illinois.........   COM    690768403     319   12,740   SH      Sole              12,740
Petsmart...............   COM    716768106     805  140,065   SH      Sole             140,065
Pimco Advisors.........   COM    69338P102   1,282   34,012   SH      Sole              34,012
PNC Financial..........   COM    693475105     296    6,658   SH      Sole               6,658
Purchasepro.com........   COM    746144104   1,763   12,825   SH      Sole              12,825
Qualcomm...............   COM    747525103  56,033  317,916   SH      Sole             317,916
Reed Int'l.............   COM    758212872     300   10,027   SH      Sole              10,027
S1 Corp................   COM    78463B101     648    8,300   SH      Sole               8,300
Service Corp. Int'l....   COM    817565104   1,201  173,080   SH      Sole             173,080
Servicemaster..........   COM    81760N109   3,405  276,510   SH      Sole             276,510
Sinclair Broadcasting..   COM    829226109     303   24,845   SH      Sole              24,845
Sprint PCS.............   COM    852061506     254    2,475   SH      Sole               2,475
Teligent...............   COM    87959Y103     318    5,150   SH      Sole               5,150
Tellabs................   COM    879664100     494    7,700   SH      Sole               7,700
Terayon Comm...........   COM    880775101   2,663   42,389   SH      Sole              42,389
Terra Networks.........   COM    88100W103   7,630  139,363   SH      Sole             139,363
United Asset Mgmt......   COM    909420101     257   13,842   SH      Sole              13,842
United States Cellular.   COM    911684108     360    3,565   SH      Sole               3,565
WebMD..................   COM    94769M105   2,283   60,890   SH      Sole              60,890